[MHM, June 28, 2013]
[Translation]

SEMI-ANNUAL REPORT

(During the Nineteenth Term)
From: October 1, 2012
To: March 31, 2013

PUTNAM DIVERSIFIED INCOME TRUST

Name of the document filed:	Semi-annual Report

To:	Director of Kanto Local Finance Bureau

Filing Date:	June 28, 2013

Accounting Period:	During the 19th term (from October 1, 2012 to
March 31, 2013)

Name of the Registrant Fund:	PUTNAM DIVERSIFIED INCOME TRUST

Name of the Registrant Issuer:	PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title	Jonathan S. Horwitz
of Representative:	Executive Vice President, Principal Executive
Officer and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
of Registrant Agent:	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report
is available for Public Inspection:	Not applicable.

I. STATUS OF INVESTMENT FUND

(1) Diversification of Investment Portfolio
		(as of the end of April 2013)

	Name of country where	Total	Investment Ratio
Types of Assets	security types are issued	U.S. Dollars	(%)

Corporate Bonds and Notes	United States	909,370,786	25.83
	Russia	100,479,031	2.85
	Venezuela	86,523,571	2.46
	Luxembourg	48,165,275	1.37
	United Kingdom	39,096,732	1.11
	Germany	26,883,470	0.76
	Canada	23,929,146	0.68
	Netherlands	14,573,624	0.41
	France	10,713,592	0.30
	Mexico	9,460,970	0.27
	Australia	6,909,048	0.20
	Ireland	6,487,554	0.18
	Brazil	6,333,550	0.18
	Jersey	5,683,130	0.16
	Italy	4,756,696	0.14
	Cayman Islands	4,214,455	0.12
	Ukraine	3,854,444	0.11
	Jamaica	3,550,083	0.10
	Denmark	3,338,074	0.09
	Sweden	3,200,890	0.09
	Bermuda	3,031,023	0.09
	Japan	1,880,225	0.05
	India	1,751,380	0.05
	Austria	1,212,551	0.03
	Indonesia	765,936	0.02
	New Zealand	721,650	0.02

Sub-total		1,326,886,886	37.69%

Short-Term Investments	United States	220,022,657	6.25%

Mortgage-Backed Securities	United States	1,444,156,097	41.03
	United Kingdom	11,903,598	0.34
	Ireland	4,175,849	0.12
	Cayman Islands	3,250,724	0.09

Sub-total		1,463,486,268	41.58%

Foreign Government and
Agency Bonds and Notes	Mexico	166,731,632	4.74
	Argentina	64,636,966	1.84
	Greece	49,820,480	1.42
	Ukraine	38,028,467	1.08
	Ireland	20,903,548	0.59
	Turkey	20,717,315	0.59
	Brazil	14,340,018	0.41
	Venezuela	12,087,396	0.34
	Spain	6,129,203	0.17
	Portugal	5,501,949	0.16
	Ghana	4,981,105	0.14
	Indonesia	4,237,782	0.12
	Supra-Nation	3,937,807	0.11
	Hungary	3,706,476	0.11
	India	3,336,883	0.09
	Iraq	2,652,265	0.08
	Serbia	2,111,411	0.06
	Sri Lanka	1,390,324	0.04
	Russia	957,383	0.03

Sub-total		426,208,410	12.11%

Purchased Options Outstanding	United States	1,904	0.00%

Sub-total		1,904	0.00%

U.S. Government and			10.75%
Agency Mortgage Obligations	United States	378,579,178

Senior Loans	United States	40,791,135	1.16
	Luxembourg	1,647,407	0.05

Sub-total		42,438,542	1.21%

Convertible Bonds and Notes	United States	3,257,940	0.09%

Cash, Deposit and Other
Assets (After deduction of
liabilities)		(340,773,366)	-9.68%

(Net Asset Value)		3,520,108,419	100.00%

Note 1:  Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.

Note 2:  Dollar amount is translated for convenience at the rate of $1.00 = ¥97.92 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 30th April, 2013). The same applies hereinafter.

Note 3:  In this document, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and otherwise rounding down when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets

Record of changes in net assets at the end of each month within one-year period until and at the end of April 2013 is as follows:

Class C Shares

	Total Net Asset Value		Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen

2012 end of May	667,249	65,337	7.32	(7.35)	716.65	(719.59)
June	653,073	63,949	7.30	(7.33)	715.05	(717.99)
July	658,087	64,440	7.45	(7.48)	729.60	(732.54)
August	653,477	63,988	7.52	(7.55)	735.95	(738.89)
September	644,638	63,123	7.48	(7.51)	732.44	(735.38)
October	643,617	63,023	7.54	(7.57)	738.58	(741.52)
November	637,348	62,409	7.56	(7.59)	740.23	(743.17)
December	637,408	62,415	7.66	(7.69)	749.58	(752.52)
2013 end of January	644,603	63,120	7.79	(7.82)	762.80	(765.73)
February	641,303	62,796	7.78	(7.81)	761.82	(764.76)
March	651,886	63,833	7.83	(7.86)	766.71	(769.65)
April	653,500	63,991	7.79	(7.82)	762.80	(765.73)

(Note ) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

Class M Shares

	Total Net Asset Value			Net Asset Value per Share

	Dollar	Yen

2012 end of May	272,900	26,722	7.32	(7.36)	716.84	(720.76)
June	266,979	26,143	7.30	(7.34)	715.15	(719.06)
July	268,066	26,249	7.45	(7.49)	729.70	(733.62)
August	266,690	26,114	7.52	(7.56)	736.08	(740.00)
September	260,630	25,521	7.48	(7.52)	732.44	(736.36)
October	260,051	25,464	7.54	(7.58)	738.74	(742.66)
November	256,357	25,102	7.56	(7.60)	740.30	(744.22)
December	255,442	25,013	7.66	(7.70)	749.68	(753.60)
2013 end of January	257,297	25,195	7.79	(7.83)	762.80	(766.71)
February	253,959	24,868	7.78	(7.82)	761.82	(765.73)
March	252,521	24,727	7.83	(7.87)	766.71	(770.63)
April	248,113	24,295	7.80	(7.84)	763.78	(767.69)

(Note) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

(b) Record of Distributions Paid

Record of distributions paid from May 2012 to April 2013 are as follows:

Class C Shares

	Dividend		NAV on the ex-dividend date

Month/Year	Dollar	Yen	Dollar

2012 end of May	0.032	3.13	7.44
June	0.032	3.13	7.26
July	0.032	3.13	7.36
August	0.032	3.13	7.50
September	0.032	3.13	7.55
October	0.032	3.13	7.54
November	0.032	3.13	7.48
December	0.032	3.13	7.60
2013 end of January	0.032	3.13	7.70
February	0.032	3.13	7.79
March	0.032	3.13	7.86
April	0.032	3.13	7.78

Class M Shares

	Dividend		NAV on the ex-dividend date

Month/Year	Dollar	Yen	Dollar

2012 end of May	0.035	3.43	7.44
June	0.036	3.53	7.26
July	0.035	3.43	7.36
August	0.035	3.43	7.50
September	0.035	3.43	7.55
October	0.035	3.43	7.54
November	0.036	3.53	7.48
December	0.035	3.43	7.60
2013 end of January	0.035	3.43	7.70
February	0.035	3.43	7.79
March	0.035	3.43	7.85
April	0.035	3.43	7.78

(c) Record of Changes in Annual Return

Class C Shares

Annual Return

	5/1/12-4/30/13	9.70%

(Note) Annual Return (%) ={[ [ Ending NAV * A] ] / Beginning NAV] –1}*100

“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2012 and Ending NAV means net asset value per share on April 30, 2013.

Class M Shares

Annual Return

	5/1/12-4/30/13	10.39%

(Note) Annual Return (%) ={[ [ Ending NAV * A] ] / Beginning NAV] –1}*100

“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2012 and Ending NAV means net asset value per share on April 30, 2013.

II. RECORD OF SALES AND REPURCHASES

Record of sales and repurchases during the following period and number of outstanding shares of the Fund as of the end of April 2013 are as follows:

Class C Shares

		Number of
	Number of	Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2012	17,174,086	26,413,936	83,843,538

To: April 30, 2013	0	(225,200)	(1,465,300)

Class M Shares

		Number of
	Number of	Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2012	675,493	6,675,811	31,825,379

To: April 30, 2013	0	(5,994,476)	(29,332,418)

Note: The numbers of Shares sold, repurchased and outstanding in the parentheses "( )" represent those sold, repurchased and outstanding in Japan.

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND

[Omitted, in Japanese version, unaudited semi-annual accounts of the Fund and Japanese translation thereof are incorporated here.]

IV. OUTLINE OF THE MANAGEMENT COMPANY

1. Fund

(1) Amount of Capital Stock

Not applicable (as of the end of April, 2013).

(2) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services, State Street Bank and Trust Company, to hold the assets of the Fund in custody and Putnam Investor Services, Inc., to act as Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited, to manage a separate portion of the assets of the Fund subject to its supervision.

(3) Miscellaneous

Not applicable.

2. Putnam Investment Management, LLC. (Investment Management Company)

(1) Amount of Capital Stock

1. Amount of member’s equity of the Investment Management Company (as of the end of April, 2013): $21,192,030* **

2. Amount of member’s equity for the past five years:

Year	Member’s Equity
End of 2008	$58,526,939
End of 2009	$69,079,977
End of 2010	$82,851,104
End of 2011	$135,510,826
End of 2012	$21,073,034

* Consists of Contributed Capital, Retained Earnings and Parent Company relationship only. Excludes accumulated comprehensive income.

** This figure is unaudited.

(2) Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of April, 2013, Investment Management Company managed, advised, and/or administered the following 116 funds and fund portfolios (having an aggregate net asset value of over $66.8billion):

		(As of the end of April, 2013)

Country where	Principal Characteristic	Number of Funds	Net Asset Value
Funds are			(million dollars)
established or
managed

	Closed End Type Bond Fund	6	$2,722.69

	Open End Type Balanced Fund	17	$17,372.72
U.S.A.
	Open End Type Bond Fund	39	$27,340.45

	Open End Type Equity Fund	54*	$19,427.34

	Total	116	$66,863.20

*May include one or more funds whose portfolios become more conservative over time by increasing their bond allocations.

(3) Miscellaneous

Not applicable.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

1. Fund [the same as III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND.]

2. Putnam Investment Management, LLC. (Investment Management Company) [Omitted, in Japanese version, audited annual accounts of the Investment Management Company and Japanese translations thereof are incorporated here.]